STOCKHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

NOTE 8.   STOCKHOLDERS’ EQUITY

Share-based expense consisted of the following:

	Three months ended September 30,		Nine months ended September 30,
	2016	2015	2016	2015
Employee Awards	$740,844	$695,788	$1,574,906	$1,319,355
Consulting Awards	103,869	24,196	151,385	41,650
Feinsod Agreement	27,504	143,725	192,800	3,606,794
DB Option Agreement	--	--	55,100	--
	$872,217	$863,709	$1,974,191	$4,967,799

Employee Stock Options

On October 29, 2014, the Board authorized the adoption of and on June 26, 2015, our stockholders ratified our 2014 Equity Incentive Plan (the “Incentive Plan”).  The Incentive Plan provides for the issuance of up to 10 million shares of our common stock, and is designed to provide an additional incentive to executives, employees, directors and key consultants, aligning our long term interests with participants.  In April 2016, we filed a Registration Statement on Form S-8 (the “Registration Statement”), which automatically became effective in May 2016.  The Registration Statement relates to 10,000,000 shares of our common stock, which are issuable pursuant to, or upon exercise of, options that have been granted or may be granted under our Incentive Plan.

Share-based compensation costs for award grants to employees and directors (“Employee Awards”) are recognized on a straight-line basis over the service period for the entire award, with the amount of compensation cost recognized at any date equaling at least the portion of the award that is vested.  The following summarizes the Black-Scholes assumptions used for Employee Awards granted during the nine months ended September 30, 2016:

Exercise price	$ 0.61 -- 1.01
Stock price on date of grant	$ 0.63 -- 1.01
Volatility	146 -- 153%
Risk-free interest rate	0.71 – 0.90%
Expected life (years)	3.0
Dividend yield	--

The following summarizes Employee Awards activity:

	Number of Shares	Weighted-average Exercise Price per Share	Weighted-average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2015	2,509,000	$1.49
Granted	6,440,800	0.76
Forfeited	(263,350)	0.75
Outstanding at September 30, 2016	8,686,450	0.97	2.8	$8,918,000

Exercisable at September 30, 2016		$1.65	2.3	$883,960

As of September 30, 2016, there was approximately $3,658,000 of total unrecognized compensation expense related to unvested Employee Awards, which is expected to be recognized over a weighted-average period of eight months.

Warrants for Consulting Services

As needed, we may issue warrants to third parties in exchange for consulting services.  Stock-based compensation costs for award grants to third parties for consulting services (“Consulting Awards”) are recognized on a straight-line basis over the service period for the entire award, with the amount of compensation cost recognized at any date equaling at least the portion of the award that is vested.  Consulting Awards are revalued at each reporting date until fully vested, which may generate an expense or benefit.

The following summarizes the Black-Scholes assumptions used for Consulting Awards granted during the nine months ended September 30, 2016:

Exercise price	$ 0.60 -- 1.20
Stock price on valuation date	$ 1.91
Volatility	146 -- 150%
Risk-free interest rate	0.77 – 1.14%
Expected life (years)	2.2 – 4.8
Dividend yield	--

The following summarizes Consulting Awards:

	Number of Shares	Weighted-average Exercise Price per Share	Weighted-average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2015	252,500	$3.62
Granted	55,000	1.01
Outstanding at September 30, 2016	307,500	3.15	1.3	$64,525

Exercisable at September 30, 2016	300,000	$3.22	1.2	$54,700

As of September 30, 2016, there was approximately $2,600 of total unrecognized expense related to unvested Consulting Awards, which is expected to be recognized over a weighted-average period of three months.

IPG Acquisition Warrants

In connection with the IPG APA, we issued to IPG 500,000 fully-vested warrants to purchase a) 250,000 shares of our common stock at $4.50 per share, (the “IPG $4.50 Warrants”), and b) 250,000 shares of our common stock at $5.00 per share (the “IPG $5.00 Warrants”) (collectively, the “IPG Warrants”). The IPG Warrants are subject to customary adjustments in the event of our reclassification, consolidation, merger, subdivision of shares of our common stock, combination of shares of our common stock or payment of dividends in the form of the our common stock. The IPG Warrants expire three years after their initial issuance date.

As of September 30, 2016, all of the IPG Warrants are outstanding and exercisable.

Warrants with Debt

The following summarizes warrants issued with debt:

	Number of Shares	Weighted-average Exercise Price per Share	Weighted-average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2015	597,200	$1.41
Granted	9,759,000	0.56
Outstanding at September 30, 2016	10,356,200	0.61	3.0	$13,564,795

Exercisable at September 30, 2016	10,356,200	$0.61	3.0	$13,564,795

DB Option Agreement warrants

In order to extend the DB Option Agreement with Infinity Capital, in March 2016 we granted Infinity Capital warrants to purchase 100,000 shares of our common stock at an exercise price of $0.67 per share with a five year life.  The fair value of $55,100 is included in equity-based expense.  The following summarizes the Black-Scholes assumptions used to estimate the fair value of the DB Option Agreement warrants:

Stock price on date of grant	$ 0.61
Volatility	150%
Risk-free interest rate	1.2%
Expected life (years)	5.0
Dividend yield	--

2013 Warrants

Between July 11, 2013 and September 19, 2013, we issued 973,000 shares of our common stock and 973,000 fully-vested warrants (the “2013 Warrants”) for cash consideration of $1.00 per share. Each 2013 Warrant entitled the holder to purchase one share of our common stock at a price of $10.00 per share. The 2013 Warrants expired unexercised on August 1, 2016.

NOTE 11.   STOCKHOLDERS’ EQUITY

Common Stock

On January 5, 2014, we reacquired 1,750,000 shares of our common stock from stockholders for no consideration, and returned them to our authorized but unissued share account.

On December 2, 2014, we entered into a settlement agreement with a former stockholder, whereby 1,185,000 share of our common stock were returned and subsequently cancelled.

Employee Stock Options

On October 29, 2014, the Board authorized the adoption of and on June 26, 2015, our stockholders ratified our 2014 Equity Incentive Plan (the “Incentive Plan”).  The Incentive Plan provides for the issuance of up to 10 million shares of our common stock, and is designed to provide an additional incentive to executives, employees, directors and key consultants, aligning our long term interests with participants.

Share-based compensation costs for award grants to employees and directors (“Employee Awards”) are recognized on a straight-line basis over the service period for the entire award, with the amount of compensation cost recognized at any date equaling at least the portion of the award that is vested.    We recognized expense for Employee Awards of $1,500,783 for the year ended December 31, 2015.  No Employee Awards were granted prior to 2015.

The fair value of each option grant is estimated on the date of grant using Black-Scholes.  We use historical data to estimate the expected price volatility.  We estimate forfeiture rates based on expected turnover of employees by category.  The risk-free interest rate is based on the United States Treasury yield curve in effect at the time of grant for the estimated life of the option.  The following summarizes the Black-Scholes assumptions used for Employee Awards granted during the year ended December 31, 2015:

Exercise price	$0.60 – 3.75
Stock price on date of grant	$0.55 -- 3.75
Volatility	151 – 169%
Risk-free interest rate	0.9 – 2.5%
Expected life (years)	3.0 – 10.0
Dividend yield	--

We use an estimated forfeiture rate of 25% for our hourly employees, who were granted 282,000 options during the year ended December 31, 2015.  We assume options granted to salaried employees will all vest.

The following summarizes Employee Awards activity:

	Number of Shares	Weighted-average Exercise Price per Share	Weighted-average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2014	--
Granted	2,662,000	$1.54	3.1
Forfeited	(153,000)	$2.39
Outstanding at December 31, 2015	2,509,000	$1.49	3.1	$--

Exercisable at December 31, 2015	347,500	$2.57	3.5	$--

As of December 31, 2015, there was approximately $1,393,459 of total unrecognized compensation expense related to unvested Employee Awards, which is expected to be recognized over a weighted-average period of 0.8 years.

Warrants for Consulting Services

As needed, we may issue warrants to third parties in exchange for consulting services.  Stock-based compensation costs for award grants to third parties for consulting services (“Consulting Awards”) are recognized on a straight-line basis over the service period for the entire award, with the amount of compensation cost recognized at any date equaling at least the portion of the award that is vested.  Service Awards are revalued at each reporting date until fully vested, which may generate an expense or benefit.  We recognized expense for Consulting Awards of $77,918 for the year ended December 31, 2015.

On December 12, 2014, we entered into a contract with an architectural firm to prepare plans for The Greenhouse.  The firm received fully-vested warrants to purchase 150,000 shares of our common stock at an exercise price of $4.40 per share, with a term of two years.

On April 24, 2015, we entered into a one-year contract with an individual to provide consulting services to raise capital. We granted to this individual warrants to purchase 20,000 shares of our common stock at an exercise price of $3.75 per share, with a one year vesting period and a term of two years.

On April 27, 2015, we entered into a one-year contract with a company to provide investor relations services.  We granted to this company warrants to purchase 20,000 shares of our common stock at an exercise price of $3.49 per share, with a one year vesting period and a term of two years.

On June 26, 2015, we granted an individual who provides management consulting services fully-vested warrants to purchase 25,000 shares of our common stock at an exercise price of $2.10 per share with a term of three years.  On August 31, 2015, we granted this individual fully-vested warrants to purchase 5,000 shares of our common stock at an exercise price of $1.03 per share, with a term of three years.  On December 18, 2015, we granted this individual warrants to purchase 7,500 shares our common stock at an exercise price of $0.60 per share, with a one year vesting period and a term of three years.

On June 26, 2015, we granted an individual serving as our chief financial officer fully-vested warrants to purchase 25,000 shares of our common stock at an exercise price of $2.10 per share, with a term of three years.

On July 1, 2015, we entered into a one-year contract with an individual to provide management consulting services.  We granted warrants to purchase 25,000 shares of our common stock at an exercise price of $1.88 per share, with a one year vesting period and a term of three years.

The fair value of each warrant grant is estimated using Black-Scholes.  We use historical data to estimate the expected price volatility.  The risk-free interest rate is based on the United States Treasury yield curve in effect at the time of valuation for the estimated life of the option.  The following summarizes the Black-Scholes assumptions used for Consulting Awards granted:

	Year ended December 31,
	2015	2014
Exercise price	$0.60 – 3.75	$4.40
Stock price, date of valuation	$0.52 – 0.89	$1.20
Volatility	150 – 157%	134%
Risk-free interest rate	1.1 – 1.3%	0.6%
Expected life (years)	2.0 – 3.0	2.0
Dividend yield	--	--

The following summarizes Consulting Awards activity:

	Number of Shares	Weighted-average Exercise Price per Share	Weighted-average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2013	--			$--
Granted	150,000	$4.40	2.0
Outstanding at December 31, 2014	150,000	4.40	0.9	--
Granted	127,500	2.40	2.2
Forfeited	(25,000)	2.10
Outstanding at December 31, 2015	252,500	3.62	1.4	--

Exercisable at December 31, 2015	175,000	$4.07	1.2	--

As of December 31, 2015, there was approximately $9,885 of total unrecognized expense related to unvested Consulting Awards, which is expected to be recognized over a weighted-average period of 0.4 years.

IPG Acquisition Warrants

In connection with the IPG APA, we issued to IPG 500,000 fully-vested warrants to purchase a) 250,000 shares of our common stock at $4.50 per share, (the “IPG $4.50 Warrants”), and b) 250,000 shares of our common stock at $5.00 per share (the “IPG $5.00 Warrants”) (collectively, the “IPG Warrants”). The IPG Warrants are subject to customary adjustments in the event of our reclassification, consolidation, merger, subdivision of shares of our common stock, combination of shares of our common stock or payment of dividends in the form of the our common stock. The IPG Warrants expire three years after their initial issuance date.  On the date of grant, the IPG $4.50 Warrants and the IPG $5.00 Warrants had fair values of approximately $421,000 and $412,000, respectively, based on the Black-Scholes.

The following summarizes the Black-Scholes assumptions used for IPG Warrants:

Volatility	134%
Risk-free interest rate	1.0%
Expected life (years)	3.0
Dividend yield	--

Warrants with Debt

The fair value of each warrant grant is estimated using Black-Scholes.  We use historical data to estimate the expected price volatility.  The risk-free interest rate is based on the United States Treasury yield curve in effect at the time of grant for the estimated life of the warrant.  The following summarizes the Black-Scholes assumptions used for warrants granted for debt:

	Year ended December 31,
	2015	2014
Volatility	125 – 132%	129 – 171%
Risk-free interest rate	0.4 – 0.5%	0.6 – 1.8%
Expected option life (years)	1.5	2.0 – 4.8
Dividend yield	--	--

The following summarizes warrants issued with debt activity:

	Number of Shares	Weighted-average Exercise Price per Share	Weighted-average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2013	10,600	$5.00	4.8	$4,982
Granted	632,100	4.43	2.1	--
Outstanding at December 31, 2014	642.700	4.44	1.9	--
Granted	554,500	1.13	1.7	--
Cancelled	(600,000)	4.40		--
Outstanding at December 31, 2015	597,200	1.41	1.0	--

Exercisable at December 31, 2015	597,200	$1.41	1.0	--

Series A Warrants

Between July 11, 2013 and August 8, 2013, we issued 707,000 shares of our common stock and 707,000 fully-vested Series A Warrants for cash consideration of $1.00 per share. Each Series A Warrant entitles the holder to purchase one share of our common stock at a price of $10.00 per share. The Series A Warrants expire on the earlier of August 1, 2016, or twenty days following written notification from that our common stock had a closing bid price at or above $12.00 for any ten consecutive trading days. This condition was met as of April 30, 2014; however, we have not forced conversion of the warrants at this time.

Between August 14, 2013 and September 19, 2013, we issued 266,000 shares and 266,000 fully-vested Series A Warrants of our common stock for cash consideration of $1.00 per share. The Series A Warrants expire on the earlier of August 1, 2016, or twenty days following written notification from that our common stock had a closing bid price at or above $12.00 for any ten consecutive trading days. This condition was met as of April 30, 2014; however, we have not forced conversion of the warrants at this time.

As of December 31, 2015, all 973,000 warrants are outstanding and exercisable.